Item 1. Report to Shareholders

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND
--------------------------------------------------------------------------------
August 31, 2004

                                                                     Certified
                                                                     Semiannual
                                                                     Report



This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

GEORGIA TAX-FREE BOND FUND
--------------------------------------------------------------------------------
As of 8/31/04

Lipper Georgia Municipal Debt Funds Average  $17,274
Georgia Tax-Free Bond Fund  $18,316
Lehman Brothers Municipal Bond Index  $18,871

                    Lehman
                  Brothers      Lipper Georgia              Georgia
                 Municipal      Municipal Debt             Tax-Free
                Bond Index       Funds Average            Bond Fund
8/31/94       $    10,000          $    10,000          $    10,000

8/31/95            10,887               10,705               10,805

8/31/96            11,457               11,268               11,499

8/31/97            12,516               12,313               12,535

8/31/98            13,599               13,355               13,663

8/31/99            13,667               13,137               13,537

8/31/00            14,592               13,879               14,366

8/31/01            16,080               15,229               15,828

8/31/02            17,083               15,969               16,678

8/31/03            17,619               16,379               17,209

8/31/04            18,871               17,274               18,316

AVERAGE ANNUAL COMPOUND TOTAL RETURN
--------------------------------------------------------------------------------

Periods Ended 8/31/04                               1 Year   5 Years   10 Years

Georgia Tax-Free Bond Fund                            6.43%     6.23%     6.24%

Lehman Brothers Municipal Bond Index                  7.11      6.67      6.56

Lipper Georgia Municipal Debt Funds Average           5.50      5.62      5.61

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)


FUND PROFILE
--------------------------------------------------------------------------------

PORTFOLIO CHARACTERISTICS
--------------------------------------------------------------------------------

Periods Ended                                      8/31/03              8/31/04
--------------------------------------------------------------------------------

Price Per Share                            $         11.04      $         11.28

30-Day Standardized Yield to Maturity                 3.45%                3.26%

Weighted Average Maturity (years)                     13.2                 13.2

Weighted Average Effective Duration (years)            6.1                  5.3

Note: Yields will vary and are not guaranteed.

PORTFOLIO DIVERSIFICATION
--------------------------------------------------------------------------------

                                                 Percent of          Percent of
                                                 Net Assets          Net Assets
Periods Ended                                       8/31/03             8/31/04
--------------------------------------------------------------------------------

Water and Sewer Revenue                               22.8%                22.4%

Prerefunded Bonds                                     14.7                 14.9

General Obligation - Local                            15.3                 13.7

Hospital Revenue                                       7.3                 10.0

Electric Revenue                                       7.9                  5.9

Educational Revenue                                    6.9                  5.9

Air and Sea Transportation Revenue                     3.6                  4.2

Housing Finance Revenue                                5.3                  3.9

Escrowed to Maturity                                   6.1                  3.9

Life Care/Nursing Home Revenue                         3.0                  3.5

General Obligation - State                             3.8                  3.0

Industrial and Pollution Control Revenue               1.2                  2.9

Lease Revenue                                          0.0                  2.4

All Other Sectors                                      1.1                  3.4

Other Assets Less Liabilities                          1.0                  0.0
--------------------------------------------------------------------------------
Total                                                100.0%               100.0%

QUALITY DIVERSIFICATION
--------------------------------------------------------------------------------

                                                Percent of           Percent of
                                                Net Assets           Net Assets
Periods Ended                                      8/31/03              8/31/04
--------------------------------------------------------------------------------

AAA                                                   60.7%                54.5%

AA                                                    24.2                 23.4

A                                                      9.9                 11.0

BBB                                                    2.4                  5.1

BB and Below                                           0.0                  0.0

Not Rated                                              2.8                  6.0
--------------------------------------------------------------------------------
Total                                                100.0%               100.0%

Source: Standard & Poor's; if Standard & Poor's does not rate a security, then Moody's Investors Service is used as a secondary source.

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

FUND EXPENSE EXAMPLE
--------------------------------------------------------------------------------
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs such as redemption fees or sales loads and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table ("Actual") provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table ("Hypothetical") is based on hypothetical account values and expenses derived from the fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund's actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual small-account maintenance fee of $10, generally for accounts with less than $2,000 ($500 for UGMA/UTMA). The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more, accounts employing automatic investing, and IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price (although a separate custodial or administrative fee may apply to such accounts). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND
--------------------------------------------------------------------------------

                               Beginning            Ending        Expenses Paid
                           Account Value     Account Value        During Period*
                                  3/1/04           8/31/04    3/1/04 to 8/31/04
--------------------------------------------------------------------------------

Actual                            $1,000   $      1,001.30      $          3.23

Hypothetical (assumes 5%
return before expenses)            1,000          1,021.97                 3.27


* Expenses are equal to the fund's annualized expense ratio for the six-month period (0.64%), multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by the days in the year (365) to reflect the half-year period.

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

FINANCIAL HIGHLIGHTS            For a share outstanding throughout each period
--------------------------------------------------------------------------------

               6 Months       Year
                  Ended      Ended
                8/31/04    2/29/04    2/28/03    2/28/02    2/28/01    2/29/00

NET ASSET VALUE
Beginning
of period      $  11.50   $  11.27   $  10.99   $  10.83   $  10.15   $  11.03

Investment
activities

  Net investment
  income (loss)    0.23       0.46       0.49       0.51*      0.52*      0.50*

  Net realized
  and unrealized
  gain (loss)     (0.22)      0.23       0.28       0.16       0.68      (0.88)

  Total from
  investment
  activities       0.01       0.69       0.77       0.67       1.20      (0.38)

Distributions
  Net investment
  income          (0.23)     (0.46)     (0.49)     (0.51)     (0.52)     (0.50)

NET ASSET VALUE

End of period  $  11.28   $  11.50   $  11.27   $  10.99   $  10.83   $  10.15
               -----------------------------------------------------------------

Ratios/Supplemental
Data

Total return^      0.13%      6.30%      7.15%      6.29%*    12.08%*   (3.46)%*

Ratio of total
expenses to
average
net assets         0.64%+     0.65%      0.65%      0.65%*     0.65%*     0.65%*

Ratio of net
investment
income (loss)
to average
net assets         4.11%+     4.13%      4.39%      4.65%*     4.93%*     4.78%*

Portfolio
turnover rate      31.0%+     29.2%      24.8%      32.1%      33.9%      48.5%

Net assets,
end of period
(in thousands) $ 91,119   $ 91,714   $ 86,622   $ 77,807   $ 69,874   $ 57,380

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* Excludes expenses in excess of a 0.65% contractual expense limitation in effect through 2/28/03.

+    Annualized

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                         August 31, 2004

PORTFOLIO OF INVESTMENTS (1)                               $ Par          Value
--------------------------------------------------------------------------------
(Amounts in 000s)

GEORGIA  94.6%

Americus & Sumter County Hosp. Auth., Magnolia Manor
6.25%, 5/15/19                                             1,000            992

Assoc. County Commoners Leasing Program, COP, 5.25%,
4/1/24 (XLCA Insured)                                      1,000          1,067

Athens - Clarke County Residential Care Fac., Wesley
Woods of Athens, 6.375%, 10/1/27                             600            522

Athens - Clarke County Unified Gov't. Dev. Auth., Univ.
of Georgia Athletic Assoc., VRDN (Currently 1.37%)           650            650

Atlanta & Fulton County Recreation Auth., GO, 5.75%,
12/1/18 (AMBAC Insured)                                    1,500          1,716

Atlanta Airport
  Zero Coupon, 1/1/10 (MBIA Insured) #                     1,455          1,111

  5.00%, 1/1/07 (FGIC Insured) #                             500            531

  5.50%, 1/1/26 (Prerefunded 1/1/10+)
  (FGIC Insured)                                           1,000          1,138

  5.60%, 1/1/30 (Prerefunded 1/1/10+)
  (FGIC Insured)                                           1,895          2,166

  6.25%, 1/1/14 (FGIC Insured) #                           1,000          1,136

Atlanta Water & Sewer, VRDN (Currently 1.30%)
(FSA Insured)                                                850            850

Augusta Water & Sewer, 5.00%, 10/1/27 (FSA Insured)        1,000          1,024

Chatham County Hosp. Auth.
  Memorial Univ. Medical Center
    5.75%, 1/1/29                                          1,000          1,040

    6.125%, 1/1/24                                         1,230          1,309

Cherokee County Water & Sewer Auth., 5.50%, 8/1/23
(MBIA Insured)                                             1,000          1,142

Clayton County Water Auth.
  5.00%, 5/1/20                                            1,000          1,074

  6.25%, 5/1/16                                            1,000          1,161

Cobb - Marietta Water Auth., 5.25%, 11/1/21                1,000          1,096

Cobb County Dev. Auth., Waste Management, 2.10%,
4/1/33 (Tender 4/1/05) #                                   1,000            999

Cobb County Hosp. Auth., Wellstar Health System,
5.25%, 4/1/23 (AMBAC Insured)                              1,000          1,078

Columbia County, GO, Courthouse/Detention Center,
5.625%, 2/1/20                                             1,250          1,373

Columbia County Water & Sewer, 6.25%, 6/1/18
(Prerefunded 6/1/10+) (FGIC Insured)                       1,000          1,176

Coweta County Residential Care Fac. for the Elderly,
Wesley Woods of Newnan-Peachtree City, 8.25%, 10/1/26        500            520

Crisp County Dev. Auth., Int'l Paper, 6.20%, 2/1/20 #      1,000          1,064

 DeKalb County Dev. Auth., Emory Univ., 6.00%, 10/1/14
(Prerefunded 10/1/04+)                                       410            420

 DeKalb County Hosp. Auth.
   DeKalb Regional Healthcare System
    VRDN (Currently 1.33%)                                   955            955

    5.00%, 9/1/11 (FSA Insured) ++                         1,000          1,104

DeKalb County Water & Sewer, 5.125%, 10/1/31               1,000          1,026

DeKalb Private Hosp. Auth., Egleston Childrens Hosp.
VRDN (Currently 1.31%)                                     1,000          1,000

 Downtown Smyrna Dev. Auth., 6.70%, 2/1/20
(Prerefunded 2/1/05+) (MBIA Insured)                       1,000          1,042

Fayette County Public Fac. Auth.
    6.00%, 6/1/30 (Prerefunded 6/1/10+)                      500            586

    6.25%, 6/1/20 (Prerefunded 6/1/10+)                      500            592

Forsyth County, GO
    5.25%, 3/1/19                                            760            839

    6.00%, 3/1/16 (Prerefunded 3/1/10+)                    1,250          1,458

Forsyth County School Dist., GO, 6.00%, 2/1/16
(Prerefunded 2/1/10)                                       1,250          1,438

Forsyth County Water & Sewer Auth.
    5.00%, 4/1/21                                          1,060          1,114

    5.00%, 4/1/32                                          1,000          1,019

    6.25%, 4/1/20 (Prerefunded 4/1/10+)                    1,000          1,179

Fulton County Dev. Auth., Georgia Tech Foundation,
5.00%, 11/1/21                                             1,000          1,051

Fulton County Residential Care Fac. for the Elderly

 Canterbury Court

    6.125%, 2/15/26                                          750            751

    6.30%, 10/1/24 (Prerefunded 10/1/09+)                    500            587

Fulton County Water & Sewer Auth.

    5.00%, 1/1/35 (FGIC Insured)                           1,000          1,019

    6.25%, 1/1/09 (FGIC Insured)                           1,000          1,146

Fulton-DeKalb Hosp. Auth., GO, 5.25%, 1/1/20 (FSA          1,000          1,087
Insured)

Gainesville Water & Sewer, 6.00%, 11/15/12
(FGIC Insured)                                             1,000          1,182

Georgia, GO, 6.50%, 4/1/08                                 1,000          1,139

Georgia Housing & Fin. Auth.
    5.65%, 12/1/21 #                                       1,000          1,050

    5.75%, 12/1/31 #                                         895            927

    5.80%, 12/1/21 #                                         670            701

    5.80%, 12/1/26 #                                         400            417

    6.05%, 12/1/16 #                                         450            469

Georgia Private Colleges & Univ. Auth.
  Emory Univ.
    5.50%, 11/1/20                                           500            555

    5.50%, 11/1/25                                         1,975          2,124

    5.50%, 11/1/33                                         1,500          1,607

Glynn County Water & Sewer, 5.00%, 4/1/23
(AMBAC Insured)                                            1,000          1,042

Griffin Combined Public Utility, 5.125%, 1/1/27
(AMBAC Insured)                                            1,000          1,045

Gwinnett County School Dist., GO, 5.00%, 2/1/07              500            536

Gwinnett County Water & Sewer Auth., GO,
5.25%, 8/1/24                                              1,000          1,055

Hall County & Gainsville Hosp. Auth., Northeast
Health System 5.50%, 5/15/31                               1,500          1,527

Henry County Hosp. Auth., GO, Henry Medical Center
5.00%, 7/1/25 (MBIA Insured)                               1,000          1,038

Henry County Water & Sewer Auth.
    5.00%, 2/1/07 (MBIA Insured)                           1,000          1,072

    5.125%, 2/1/20 (MBIA Insured)                          1,000          1,087

    5.625%, 2/1/30 (FGIC Insured)                          1,000          1,086

Macon - Bibb County Urban Dev. Auth., GO,
5.50%, 10/1/22                                             1,000          1,093

Macon Water & Sewer Auth., 5.00%, 10/1/21                  1,000          1,050

Medical Center Hosp. Auth., Columbus Regional
Healthcare System 5.50%, 8/1/25 (MBIA Insured)             1,000          1,064

Metropolitan Atlanta Rapid Transit Auth.
    7.00%, 7/1/11 (Escrowed to Maturity)                   2,050          2,459

    7.00%, 7/1/11 (Escrowed to Maturity)
    (MBIA Insured)                                           635            767

Milledgeville & Baldwin County Dev. Auth., Georgia
College & State Univ. Foundation, 6.00%, 9/1/33            1,000          1,056

Municipal Electric Auth. of Georgia
    6.50%, 1/1/12                                            440            509

    6.50%, 1/1/12 (Escrowed to Maturity)                      80             94

    6.50%, 1/1/17 (MBIA Insured)                             205            250

    6.60%, 1/1/18                                            860          1,054

    6.60%, 1/1/18 (Escrowed to Maturity)                     175            217

    7.25%, 1/1/24 (AMBAC Insured)                          1,000          1,353

Newton County Hosp. Auth., GO, 6.00%, 2/1/20
(AMBAC Insured)                                            1,000          1,134

Paulding County School Dist., GO, 6.00%, 2/1/13
(MBIA Insured)                                             1,000          1,183

Paulding County Water & Sewer, 6.00%, 12/1/13
(MBIA Insured)                                             1,000          1,189

Peach County School Dist., GO, 6.40%, 2/1/19
(Prerefunded 2/1/05+) (MBIA Insured)                         500            520

Rockdale County Dev. Auth., Pratt Industries USA,
7.40%, 1/1/16 #                                              375            387

Rockdale County School Dist., GO, 6.50%, 1/1/09
(Prerefunded 1/1/05+)                                      1,000          1,037

Roswell, GO, 5.50%, 2/1/14 (Prerefunded 2/1/09+)           1,000          1,129

Savannah, Savannah Airport Commision, 5.25%, 1/1/17
(FSA Insured)                                              1,000          1,075

Savannah Economic Dev. Auth.
  Marshes of Skidaway, 7.40%, 1/1/24                         420            425

  Savannah College of Art & Design, 6.80%, 10/1/19
  (Prerefunded 10/1/09+)                                     500            595

Savannah Economic Dev. Auth. IDRB, Waste Management
5.50%, 7/1/16 #                                            1,500          1,551

Total Georgia (Cost  $80,593)                                            86,198

PUERTO RICO  5.4%

Puerto Rico Electric Power Auth., 5.00%, 7/1/08            2,000          2,177

Puerto Rico Public Buildings Auth., GO
    4.00%, 7/1/26 (Tender 7/1/07) (MBIA Insured)             500            525

    5.50%, 7/1/24                                          1,000          1,083

Puerto Rico Public Fin. Corp., 5.25%, 8/1/29
(Tender 2/1/12) (MBIA Insured)                             1,000          1,112

Total Puerto Rico (Cost  $4,743)                                          4,897

FUTURES CONTRACTS  0.0%
Variation margin receivable (payable) on open futures
contracts (2)                                                                (2)

Total Futures Contracts                                                      (2)

Total Investments in Securities
100.0% of Net Assets (Cost  $85,336)                                    $91,093
                                                                        -------

(2) Open Futures Contracts at August 31, 2004 were as follows:

($ 000s)
                                                   Contract          Unrealized
                                  Expiration          Value          Gain (Loss)
                                  ----------       --------          -----------
Short, 5 U.S. Treasury
five year contracts,
$35 par of 5% DeKalb
County Hosp. Auth.
pledged as initial margin         9/04          $     (567)          $      (26)

Net payments (receipts)
of variation
margin to date                                                               24

Variation margin
receivable (payable)
on open futures contracts                                       $            (2)
                                                                ---------------

(1)   Denominated in U.S. dollars unless otherwise noted

#     Interest subject to alternative minimum tax

++ All or a portion of this security is pledged to cover margin requirements on futures contracts at August 31, 2004.

+     Used in determining portfolio maturity

AMBAC AMBAC Assurance Corp.

COP   Certificates of Participation

FGIC  Financial Guaranty Insurance Company

FSA   Financial Security Assurance Inc.

GO    General Obligation

IDRB  Industrial Development Revenue Bond

MBIA  MBIA Insurance Corp.

VRDN  Variable-Rate Demand Note

XLCA  XL Capital Assurance Inc.

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                         August 31, 2004

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investment in securities, at value (cost $85,336)          $             91,093

Other assets                                                              1,197

Total assets                                                             92,290

Liabilities

Total liabilities                                                         1,171

NET ASSETS                                                 $             91,119
                                                           --------------------

Net Assets Consist of:

Undistributed net investment income (loss)                 $                 39

Undistributed net realized gain (loss)                                     (593)

Net unrealized gain (loss)                                                5,733

Paid-in-capital applicable to 8,078,647 no par
value shares of beneficial interest outstanding;
unlimited number of shares authorized                                    85,940

NET ASSETS                                                 $             91,119
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $              11.28
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)


STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
($ 000s)

                                                                       6 Months
                                                                          Ended
                                                                        8/31/04

Investment Income (Loss)

Interest income                                            $              2,148

Expenses

  Investment management                                                     188

  Custody and accounting                                                     48

  Shareholder servicing                                                      27

  Prospectus and shareholder reports                                          9

  Legal and audit                                                             6

  Trustees                                                                    3

  Registration                                                                2

  Miscellaneous                                                               3

  Reductions/repayments of fees and expenses
    Investment management fees (waived) repaid                                4

  Total expenses                                                            290

  Expenses paid indirectly                                                   (1)

  Net expenses                                                              289

Net investment income (loss)                                              1,859

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                               (134)

  Futures                                                                   (18)

  Net realized gain (loss)                                                 (152)

Change in net unrealized gain (loss)

  Securities                                                             (1,592)

  Futures                                                                   (26)

  Change in net unrealized gain (loss)                                   (1,618)

Net realized and unrealized gain (loss)                                  (1,770)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $                 89
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
($ 000s)

                                                      6 Months             Year
                                                         Ended            Ended
                                                       8/31/04          2/29/04

Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)                 $         1,859  $         3,620

  Net realized gain (loss)                                (152)             536

  Change in net unrealized gain (loss)                  (1,618)           1,205

  Increase (decrease) in net assets from
  operations                                                89            5,361

Distributions to shareholders
  Net investment income                                 (1,856)          (3,612)

Capital share transactions *
  Shares sold                                            8,284           21,300

  Distributions reinvested                               1,277            2,538

  Shares redeemed                                       (8,389)         (20,495)


  Increase (decrease) in net assets from
  capital share transactions                             1,172            3,343

Net Assets

Increase (decrease) during period                         (595)           5,092

Beginning of period                                     91,714           86,622

End of period                                  $        91,119  $        91,714
                                               ---------------  ---------------

(Including undistributed net investment income of $39 at 8/31/04 and $36 at 2/29/04)

*Share information

  Shares sold                                              738            1,882

  Distributions reinvested                                 115              225

  Shares redeemed                                         (751)          (1,819)


  Increase (decrease) in shares outstanding                102              288

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                         August 31, 2004

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The Georgia Tax-Free Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust and commenced operations on March 31, 1993. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Georgia state income taxes, by investing primarily in investment-grade Georgia municipal bonds.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Options on futures contracts are valued at the last sale price. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Credits
The fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits, which are reflected as expenses paid indirectly.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in investments in securities and in the change in net unrealized gain or loss in the accompanying financial statements. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared on a daily basis and paid monthly. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
During the six months ended August 31, 2004, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Options
Call and put options on futures contracts give the holder the right to purchase or sell, respectively, a particular futures contract at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in underlying futures prices. Transactions in options written and related premiums received during the six months ended August 31, 2004, were as follows:

                                                     Number of
                                                     Contracts         Premiums

Outstanding at beginning of period                        --           $     --

Written                                                     60           41,000

Closed                                                     (60)         (41,000)

Outstanding at end of period                              --           $     --

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $13,726,000 and $13,563,000, respectively, for the six months ended August 31, 2004.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of August 31, 2004.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of February 29, 2004, the fund had $211,000 of unused capital loss carryforwards, of which $193,000 expire in fiscal 2009, and $18,000 expire in fiscal 2010.

At August 31, 2004, the cost of investments for federal income tax purposes was $85,301,000. Net unrealized gain aggregated $5,768,000 at period-end, of which $5,871,000 related to appreciated investments and $103,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At August 31, 2004, the effective annual group fee rate was 0.31%, and investment management fee payable totaled $32,000.

The fund is also subject to a contractual expense limitation through February 28, 2003. During the limitation period, the manager is required to waive its management fee and reimburse the fund for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the fund's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation of 0.65%. Through February 28, 2005, the fund is required to repay the manager for expenses previously reimbursed and management fees waived to the extent its net assets have grown or expenses have declined sufficiently to allow repayment without causing the fund's expense ratio to exceed its expense limitation. Pursuant to this agreement, at August 31, 2004, there were no amounts subject to repayment by the fund.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. For the six months ended August 31, 2004, expenses incurred pursuant to these service agreements were $20,000 for Price Associates and $32,000 for T. Rowe Price Services, Inc. At period-end, a total of $8,000 of these expenses was payable.

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND
--------------------------------------------------------------------------------
Certified Semiannual Report

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
--------------------------------------------------------------------------------

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund's Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC's Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words "Company Info" at the top of our homepage for individual investors. Then, in the window that appears, click on the "Proxy Voting Policy" navigation button in the top left corner.

Each fund's most recent annual proxy voting record is available on our Web site and through the SEC's Web site. To access it through our Web site, follow the directions above, then click on the words "Proxy Voting Record" at the bottom of the Proxy Voting Policy page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available electronically on the SEC's Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC's Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330. The Form N-Q is also available on our Web site (troweprice.com).

Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


T. Rowe Price State Tax-Free Income Trust


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 15, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 15, 2004



By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     October 15, 2004